Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash flow statement [Abstract]
Accounts receivable	$ (79)	$ 261	$ 58
Prepaid expenses	2	0	19
Income taxes receivable	(4)	(6)	0
Inventory	6	(13)	(21)
Accounts payable, accrued liabilities and provisions	160	(130)	(97)
Income taxes payable	4	9	(3)
Change in non-cash operating working capital	$ 89	$ 121	$ (44)